Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

December 31,	2025	2024
Finished products
Iron Ore Solutions	3,184	2,493
Vale Base Metals	686	571
	3,870	3,064

Work in progress	901	691
Consumable inventory	1,168	988

Net realizable value provision	(2)	(138)
Total of inventories	5,937	4,605